Employee Benefits (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits
Contributions to medical and pension schemes	¥ 903.4	¥ 788.7	¥ 594.5
Other employee benefits	631.8	548.6	389.1
Total group's employee welfare benefits expense	¥ 1,535.2	¥ 1,337.3	¥ 983.6